Condensed Consolidated Statements of Cashflows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income (loss)	$ 10,864,149	$ (47,402,959)	$ (14,710,460)	$ (34,268,912)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of derivative liabilities	(300,885)	(303,593)	451,351	685,415
Change in derivative liability for authorized shares shortfall	159,633,797	43,406,183	170,319,590	18,921,537
Depreciation and amortization				45,282
Interest and amortization of debt discount	2,157,964	3,607,210	5,139,321	4,716,970
(Gain) loss on conversion of convertible notes payable	880	(882)	(882)	603,529
Gain on settlement of convertible notes payable and accrued interest, warrants and accounts payable and cancelation of common shares in exchange for Series Y and Series Z preferred shares and cash	(173,361,276)
Gain on settlement of convertible notes payable and accrued interest, warrants and accounts payable			(162,109,131)
Gain on forgiveness of debt	(192,521)		(250,000)
Share-based compensation	166,855			222,700
Expenses paid directly by non-convertible note holder on behalf of company	158,371
Impairment on COWA advances				360,500
Impairment of investment				65,000
Loss on sale of investment in Canna Regs				91,931
Impairment loss on software costs				196,315
Preferred stock issuance costs				5,585,594
Changes in operating assets and liabilities:
Prepaid expenses	97,132	1,975	(95,157)	12,025
Advance to COWA, net				(360,500)
Security deposit				36,000
Accounts payable and accrued expenses	187,022	(119,176)	77,520	557,360
Accrued payroll and related expenses	173,243	94,180	140,005	732,027
Deferred revenue	25,000
Net cash used in operating activities	(390,269)	(717,062)	(1,037,843)	(1,797,227)
Cash flows from investing activities:
Proceeds from sale of Reg Tech and High Times				90,981
Net cash provided by investing activities				90,981
Cash flows from financing activities:
Bank overdrafts		(13,678)	(13,749)	13,749
Proceeds from sale of Series X preferred shares	200,000		321,000
Proceeds from sale of Series B preferred shares and warrants				1,407,500
Proceeds from exercise of warrants				172,949
Proceeds from issuance of convertible notes payable		637,000	637,000	549,000
Proceeds from issuance of non-convertible notes payable	357,053	132,911	82,911	175,000
Repayment of non-convertible notes payable		(39,641)	(39,641)	(45,400)
Proceeds from advances	28,991		3,696
Proceeds from PPP note payable			50,000
Repayments of advances	(20,178)		(3,009)	(595,000)
Cash paid in settlement of debt and warrants	(176,000)
Net cash provided by financing activities	389,866	716,592	1,038,208	1,677,798
Net decrease in cash	(403)	(470)	365	(28,448)
Cash, beginning of period	1,485	1,120	1,120	29,568
Cash, end of period	1,082	650	1,485	1,120
Supplemental disclosures of cash flow information:
Cash paid during period for interest	1,600			218,500
Cash paid during period for taxes
Supplemental disclosure of non-cash investing and financing activities:
Common shares issued upon conversion of convertible notes and accrued interest	133,002	370,755
Issuance of common shares previously to be issued	1,006	37,160
Reduction of derivative liabilities stemming from settlement of convertible notes payable, accrued interest and warrants in exchange for Series Y preferred shares	4,834,911
Reduction of derivative liabilities stemming from settlement of convertible notes payable and accrued interest and cancelation of common shares and warrants for cash	169,815,037
Series Z preferred shares issued as equity kicker for note payable	867,213
Series Z preferred shares issued as part of settlement agreement	6,530,868
Settlement paid directly by CEO on behalf of company	1,000,000
Settlement payment made directly by CEO on behalf of company	25,000
Issuance of common stock previously to be issued			37,160	80
Issuance of preferred Series A shares in exchange for warrants canceled				296,746
Conversions of preferred Series A shares to common shares				3,137,248
Common stock issued as origination shares				141,333
Common stock issued upon conversion of convertible notes and accrued interest			370,755	1,732,318
Common shares contributed back to the Company and promptly retired		69	69
Common stock issued in settlement of a warrant provision				437,400
Common stock issued in exercise of cashless warrants				3,998
Deemed dividend related to warrant price protection		95,002,933	95,838,488	28,933,472
Contingent beneficial conversion feature on preferred Series A shares				45,147,093
Deemed dividend resulting from exchange of preferred Series A and Series B shares for convertible notes				1,476,280
Preferred Series B shares exchanged for convertible notes				826,884
Convertible note payable issued to CFO with BCF			64,143
Derivative liability recognized as debt discount on newly issued convertible notes		528,076	573,230
Series Y preferred shares issued as settlement for convertible notes payable, accrued interest and warrants	1,314,678		13,095,636
Amortization of discount on preferred stock	34,798,923		1,074,539
Reclassify accrued interest to convertible notes payable	$ 93,685		1,049,329
Recission of warrants exercised in prior year			$ 6,000